UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Diversified Income Fund

January 31, 2008

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.03%
fFannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	917,012	$942,141
•Fannie Mae Whole Loan Series 2002-W11 AV1 3.716% 11/25/32		38,513	38,513
Total Agency Asset-Backed Securities (cost $951,136)			980,654

Agency Collateralized Mortgage Obligations – 3.86%
Fannie Mae
Series 1990-92 C 7.00% 8/25/20		2,865	3,111
Series 1993-18 PK 6.50% 2/25/08		5	5
Series 1996-46 ZA 7.50% 11/25/26		167,722	179,349
Series 2002-90 A2 6.50% 11/25/42		421,269	444,074
Series 2003-106 WE 4.50% 11/25/22		8,745,000	8,603,107
Series 2003-122 AJ 4.50% 2/25/28		609,865	609,225
Series 2005-67 EY 5.50% 8/25/25		4,360,000	4,530,729
Series 2005-110 MB 5.50% 9/25/35		3,851,966	3,985,571
*Series 2006-39 PE 5.50% 10/25/32		13,400,000	13,722,625
•Series 2006-M2 A2F 5.259% 5/25/20		305,000	311,296
•Series G-9 FA 4.275% 4/25/21		3,268	3,290
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		31,868	33,362
Series 2001-T8 A2 9.50% 7/25/41		140,986	156,406
Series 2002-T4 A3 7.50% 12/25/41		410,005	443,437
Series 2002-T19 A1 6.50% 7/25/42		262,396	280,718
Series 2004-T1 1A2 6.50% 1/25/44		176,365	187,419
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24		23,322	27,384
Fannie Mae Whole Loan
Series 2003-W10 1A4 4.505% 6/25/43		50,000	51,440
Series 2003-W15 2A7 5.50% 8/25/43		34,452	36,570
Series 2004-W11 1A2 6.50% 5/25/44		737,470	794,114
Series 2004-W9 2A1 6.50% 2/25/44		439,970	469,027
Freddie Mac
Series 1490 CA 6.50% 4/15/08		3,463	3,458
Series 1730 Z 7.00% 5/15/24		678,749	726,566
Series 2326 ZQ 6.50% 6/15/31		1,642,196	1,755,918
Series 2549 TE 5.00% 9/15/17		7,936	7,974
Series 2552 KB 4.25% 6/15/27		397,117	397,511
Series 2557 WE 5.00% 1/15/18		3,496,000	3,563,127
Series 2622 PE 4.50% 5/15/18		8,500,000	8,517,948
Series 2662 MA 4.50% 10/15/31		1,172,261	1,172,981
Series 2694 QG 4.50% 1/15/29		2,145,000	2,157,006
Series 2762 LG 5.00% 9/15/32		9,250,000	9,282,523
Series 2809 DC 4.50% 6/15/19		3,135,709	3,132,590
Series 2872 GC 5.00% 11/15/29		1,675,000	1,710,833
Series 2890 PC 5.00% 7/15/30		1,225,000	1,252,389
Series 2915 KP 5.00% 11/15/29		2,572,000	2,629,422
Series 3005 ED 5.00% 7/15/25		2,157,000	2,127,398
Series 3022 MB 5.00% 12/15/28		1,060,000	1,089,357
Series 3063 PC 5.00% 2/15/29		3,289,000	3,384,695
Series 3113 QA 5.00% 11/15/25		3,861,417	3,924,681
Series 3123 HT 5.00% 3/15/26		10,000	9,823
*Series 3128 BC 5.00% 10/15/27		11,000,000	11,261,982
Series 3131 MC 5.50% 4/15/33		2,275,000	2,337,301
Series 3154 PJ 5.50% 3/15/27		5,110,295	5,246,396
Series 3173 PE 6.00% 4/15/35		5,250,000	5,457,714
Series 3337 PB 5.50% 7/15/30		2,470,000	2,532,224
Series 3344 ME 5.50% 7/15/37		2,710,000	2,724,166
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09		83,428	83,409
•Freddie Mac Strip Series 19 F 5.691% 6/1/28		18,904	19,103
wFreddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42		125,286	135,709
Series T-58 2A 6.50% 9/25/43		217,034	231,341
•Series T-60 1A4C 5.395% 3/25/44		32,702	33,452

GNMA
Series 2002-28 B 5.779% 7/16/24	13,318	13,610
Series 2002-61 BA 4.648% 3/16/26	1,489	1,501
•Vendee Mortgage Trust Series 2000-1 1A 6.814% 1/15/30	13,238	13,778
Total Agency Collateralized Mortgage Obligations (cost $109,364,957)		111,810,145

Agency Mortgage-Backed Securities – 12.32%
Fannie Mae
4.00% 9/1/13	12,208	12,352
5.50% 1/1/13	1,089,687	1,102,436
6.47% 6/1/09	4,451	4,559
6.50% 8/1/17	557,014	580,243
•Fannie Mae ARM
3.861% 7/1/33	489,247	497,355
3.873% 6/1/34	449,780	456,570
4.794% 11/1/35	550,695	559,863
5.003% 6/1/34	6,998	7,040
5.055% 8/1/35	1,515,835	1,531,094
5.112% 1/1/36	570,123	580,631
5.763% 8/1/34	19,010	19,211
5.967% 8/1/37	4,730,654	4,842,162
6.105% 6/1/36	19,956	20,545
6.172% 7/1/36	20,059	20,725
6.297% 7/1/36	24,168	24,980
6.318% 8/1/36	21,510	22,052
6.348% 4/1/36	8,992	9,169
6.373% 11/1/32	2,389	2,409
6.785% 11/1/24	4,960	5,055
6.837% 12/1/33	11,146	11,415
6.925% 7/1/32	1,398	1,425
6.963% 10/1/33	727,407	747,892
Fannie Mae Balloon 7 yr
4.00% 6/1/10	90,954	90,973
4.50% 6/1/10	84,207	84,804
4.50% 12/1/10	4,147	4,177
Fannie Mae FHAVA 8.75% 8/1/09	2,382	2,439
Fannie Mae Relocation 15 yr 4.00% 9/1/20	2,464,642	2,420,934
Fannie Mae Relocation 30 yr
4.00% 3/1/35	20,743	19,699
5.00% 11/1/33	433,335	435,320
5.00% 1/1/34	329,072	330,570
5.00% 8/1/34	419,945	421,633
5.00% 11/1/34	623,301	625,806
5.00% 4/1/35	1,290,474	1,294,857
5.00% 10/1/35	1,024,529	1,028,009
5.00% 1/1/36	2,097,193	2,104,317
Fannie Mae S.F. 15 yr
4.00% 5/1/19	13,699	13,508
5.00% 9/1/20	19,090	19,360
5.00% 5/1/21	2,649,251	2,690,136
8.50% 2/1/10	14,403	15,057
Fannie Mae S.F. 15 yr TBA
4.50% 3/1/23	14,355,000	14,368,465
5.00% 2/1/23	16,220,000	16,440,495
5.50% 2/1/23	17,015,000	17,427,086
Fannie Mae S.F. 30 yr
5.50% 3/1/29	582,817	593,641
5.50% 4/1/29	508,253	517,692
*5.50% 12/1/34	7,758,384	7,870,911
5.50% 6/1/37	2,485,024	2,518,614
*5.50% 7/1/37	40,304,799	40,849,608
5.50% 12/1/37	15,304,217	15,511,087
6.00% 10/1/33	4,790	4,926
6.00% 6/1/35	26,810	27,538
*6.00% 7/1/37	7,580,692	7,780,017
6.00% 12/1/37	26,645,868	27,346,487
6.50% 9/1/36	383,955	398,630
*6.50% 11/1/36	6,315,758	6,557,136
6.50% 2/1/37	2,592,656	2,691,743
*6.50% 9/1/37	11,815,466	12,266,364
6.50% 10/1/37	8,428,198	8,749,833
6.50% 11/1/37	7,803,810	8,101,617

7.00% 2/1/36	115,192	121,277
7.00% 12/1/37	170,001	178,986
7.50% 1/1/31	5,644	6,104
7.50% 3/1/32	62,879	67,818
7.50% 4/1/32	69,179	74,613
7.50% 10/1/34	62,963	68,097
Fannie Mae S.F. 30 yr TBA
4.50% 3/1/38	6,525,000	6,329,250
6.00% 2/1/38	25,160,000	26,005,225
Freddie Mac 7.00% 2/1/14	9,070	9,438
•Freddie Mac ARM
4.361% 12/1/33	239,805	238,999
4.625% 5/1/35	498,734	500,972
5.246% 12/1/33	941,417	967,037
5.254% 3/1/36	404,286	404,801
5.683% 7/1/36	2,069,322	2,126,100
*6.337% 2/1/37	5,378,663	5,620,399
6.585% 4/1/34	102,278	102,547
7.184% 4/1/33	5,791	5,893
Freddie Mac Balloon 7 yr 3.00% 8/1/10	456,280	449,123
Freddie Mac Relocation 30 yr 5.00% 9/1/33	373,211	375,734
Freddie Mac S.F. 15 yr
4.00% 2/1/14	126,787	128,413
4.50% 5/1/20	6,687,783	6,684,920
5.00% 6/1/18	2,244,087	2,278,786
5.50% 7/1/14	7,897	8,257
Freddie Mac S.F. 30 yr
6.00% 6/1/37	2,511,039	2,574,877
6.50% 10/1/32	6,564	6,858
7.00% 11/1/33	2,930	3,119
8.50% 2/1/08	0	0
Freddie Mac S.F.30 yr TBA 5.00% 2/1/38	80,945,000	80,578,239
GNMA S.F. 30 yr TBA
5.50% 2/1/38	3,285,000	3,349,159
6.00% 2/1/38	3,285,000	3,392,275
GNMA I S.F. 15 yr 6.50% 7/15/09	4,898	4,950
GNMA I S.F. 30 yr
*7.00% 12/15/34	1,865,899	2,002,796
7.50% 10/15/30	5,364	5,789
7.50% 2/15/32	1,183	1,277
9.50% 9/15/17	8,533	9,477
10.00% 7/15/17	4,654	5,484
Total Agency Mortgage-Backed Securities (cost $352,485,472)		357,369,761

Agency Obligations – 14.53%
Fannie Mae
*3.625% 2/12/13	11,170,000	11,279,388
*4.375% 3/15/13	19,500,000	20,360,340
*4.625% 10/15/13	14,350,000	15,148,018
*4.75% 11/19/12	31,670,000	33,597,119
*4.875% 5/18/12	12,080,000	12,853,760
*5.00% 9/15/08	3,000,000	3,047,613
5.00% 2/16/12	15,635,000	16,691,504
6.25% 2/1/11	8,380,000	9,116,853
*Federal Farm Credit Bank 5.125% 8/25/16	1,935,000	2,070,800
Federal Home Loan Bank System
*3.75% 1/8/10	26,700,000	27,231,383
*4.25% 11/20/09	6,550,000	6,730,904
4.375% 9/17/10	11,760,000	12,206,445
4.50% 10/9/09	8,530,000	8,788,323
4.625% 10/10/12	2,730,000	2,880,611
4.875% 11/27/13	12,700,000	13,569,607
*5.375% 8/19/11	6,090,000	6,566,427
*5.50% 8/13/14	3,100,000	3,419,883
^Financing Corporation Interest Strip
CPN 4.782% 4/6/12	1,928,000	1,707,362
CPN 4.797% 5/2/12	365,000	323,621
CPN 4.901% 10/6/12	1,608,000	1,391,282
CPN 4.948% 10/6/14	1,923,000	1,509,688
CPN 5.079% 2/8/13	500,000	426,067
CPN 5.08% 8/8/13	500,000	417,052
CPN 5.101% 10/6/11	355,000	319,408

CPN 5.101% 2/3/12	50,000	44,263
CPN 5.175% 3/26/12	880,000	778,859
CPN 5.192% 10/6/15	1,140,000	844,396
CPN 5.259% 5/30/16	385,000	275,190
CPN 1 5.093% 11/11/11	173,000	154,918
CPN 1 5.162% 5/11/12	1,000,000	887,026
CPN 1 5.283% 5/11/15	1,270,000	961,654
CPN 1 5.407% 11/11/17	2,230,000	1,475,397
CPN 4 5.213% 10/6/15	640,000	474,047
CPN 7 5.097% 8/3/13	10,000	8,345
CPN 12 5.10% 12/6/11	2,000,000	1,784,868
CPN 13 5.161% 12/27/12	300,000	257,094
CPN 13 5.208% 6/27/13	1,265,000	1,059,678
CPN 13 5.366% 12/27/16	1,140,000	791,187
CPN 15 4.907% 9/7/13	2,550,000	2,119,318
CPN 15 5.299% 3/7/16	2,325,000	1,683,730
CPN 17 5.352% 4/5/13	125,000	105,727
CPN 19 5.352% 6/6/13	400,000	335,808
CPN A 5.098% 8/8/15	480,000	359,336
CPN A 5.099% 2/8/15	480,000	368,283
CPN A 5.112% 2/8/14	500,000	405,975
CPN C 5.099% 5/30/15	25,000	18,883
CPN D 5.116% 9/26/11	2,200,000	1,982,048
CPN D 5.119% 9/26/10	1,900,000	1,776,352
^Financing Corporation Principal Strip
*5.142% 9/26/19	860,000	513,427
CPN 19 5.074% 12/6/10	400,000	371,463
Freddie Mac
*4.125% 10/18/10	16,805,000	17,331,484
*4.125% 12/21/12	15,000,000	15,497,145
*4.50% 1/15/13	13,000,000	13,648,960
*4.50% 7/15/13	8,500,000	8,922,467
*4.625% 10/25/12	22,000,000	23,224,432
*4.75% 3/5/12	21,985,000	23,261,933
*4.75% 1/19/16	335,000	352,503
*5.00% 12/14/18	5,635,000	5,814,486
*5.25% 2/24/11	7,000,000	7,166,110
*5.40% 2/2/12	6,340,000	6,507,566
5.45% 9/2/11	6,340,000	6,446,087
*5.50% 7/18/16	5,515,000	6,045,637
*5.50% 8/23/17	24,510,000	27,003,623
*5.75% 1/15/12	13,410,000	14,676,454
*^Residual Funding Principal Strip 5.175% 10/15/19	16,250,000	9,812,465
Tennessee Valley Authority 4.875% 1/15/48	4,300,000	4,260,986
Total Agency Obligations (cost $404,934,291)		421,463,068

@=#Collateralized Debt Obligation – 0.01%
Travelers Funding CBO Series 1A A2 144A 6.35% 2/18/14	343,360	342,709
Total Collateralized Debt Obligation (cost $357,094)		342,709

Commercial Mortgage-Backed Securities – 3.33%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.316% 6/10/39	3,375,000	3,431,082
Series 2004-5 A3 4.561% 11/10/41	20,000	19,683
•Series 2005-6 AM 5.181% 9/10/47	2,840,000	2,646,542
•Series 2006-3 A4 5.889% 7/10/44	4,640,000	4,737,910
Series 2006-4 A4 5.634% 7/10/46	5,430,000	5,448,257
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	1,355,000	1,394,716
•Series 2006-PW12A4 5.711% 9/11/38	3,500,000	3,555,373
•Series 2007-PW16 A4 5.713% 6/11/40	7,120,000	7,172,534
•Series 2007-T28 A4 5.742% 9/11/42	6,800,000	6,809,400
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	1,077,697	1,114,827
Series 2006-C7 A2 5.69% 6/10/46	925,000	935,537
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.554% 2/15/39	480,000	479,286
#Crown Castle Towers 144A
•Series 2005-1A AFL 5.501% 6/15/35	910,000	881,990
Series 2005-1A C 5.074% 6/15/35	700,000	690,697
Series 2006-1A B 5.362% 11/15/36	1,420,000	1,409,364

•DLJ Commercial Mortgage
Series 1998-CF1 A3 6.70% 2/18/31	160,000	159,689
Series 1999-CG3 A3 7.73% 10/10/32	1,210,000	1,266,099
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	30,000	31,114
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	35,746	35,713
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	4,020,000	4,194,904
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	60,000	59,922
Series 2006-GG8 A4 5.56% 11/10/39	5,795,000	5,779,425
•#Series 2006-RR2 A1 144A 5.820% 6/23/46	1,030,000	900,148
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56	3,860,000	3,128,684
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	4,775,000	4,708,080
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	2,655,000	2,683,009
Series 2002-C2 A2 5.05%12/12/34	3,145,000	3,133,962
Series 2003-C1 A2 4.985% 1/12/37	1,290,000	1,277,847
Series 2006-LDP9 A2 5.134% 5/15/47	4,575,000	4,361,298
•#Series 2006-RR1A A1 144A 5.575% 10/18/52	3,510,000	3,050,962
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	14,471	14,606
Series 2002-C1 A4 6.462% 3/15/31	1,170,000	1,229,128
Series 2003-C8 A2 4.207% 11/15/27	60,000	59,767
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.658% 5/12/39	105,000	105,366
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	150,030	147,912
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	455,000	454,597
Series 2006-HQ9 A4 5.731% 7/12/44	7,500,000	7,575,278
Series 2007-IQ14 A4 5.692% 4/15/49	1,595,000	1,592,243
Series 2007-T27 A4 5.65% 6/13/42	2,680,000	2,690,697
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.343% 2/15/33	185,000	177,148
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	230,000	233,850
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	855,000	849,306
Series 2006-1 B 5.588% 2/15/36	695,000	696,696
Series 2006-1 C 5.707% 2/15/36	995,000	987,149
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	95,000	94,148
Series 2006-C28 A2 5.50% 10/15/48	2,090,000	2,095,220
Series 2007-C30 A3 5.246% 12/15/43	2,115,000	2,096,135
Total Commercial Mortgage-Backed Securities (cost $98,876,913)		96,597,300

Convertible Bonds – 0.51%
*Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	5,190,000	3,801,675
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23	3,755,000	3,750,306
Health Management Associates 4.375% 8/1/23 exercise price $13.92, expiration date 8/1/23	720,000	708,300
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	695,000	-
*•U.S. Bancorp 3.176% 9/20/36 exercise price $38.28, expiration date 9/20/36	2,600,000	2,613,000
*•Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24	3,600,000	3,789,396
Total Convertible Bonds (cost $15,153,444)		14,662,677

Corporate Bonds – 22.18%
Banking – 2.37%
American Express Centurion Bank 5.55% 10/17/12	6,010,000	6,240,243
•BAC Capital Trust XV 5.924% 6/1/56	3,135,000	2,548,978
•#Banco Mercantil 144A 6.862% 10/13/21	4,035,000	3,777,971
•Capital One FSB 5.211% 3/13/09	3,825,000	3,761,815
*#HBOS Treasury Services 144A 5.25% 2/21/17	4,500,000	4,710,614
HSBC Holdings 6.50% 9/15/37	1,775,000	1,743,941
JPMorgan Chase Capital XXV 6.80% 10/1/37	7,526,000	7,134,520
#Northern Rock 144A
5.625% 6/22/17	2,446,000	2,547,866
•6.594% 6/29/49	2,725,000	1,637,436
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49	2,100,000	1,891,373
Popular North America
4.25% 4/1/08	1,075,000	1,076,221
•5.046% 4/6/09	1,095,000	1,101,385
Popular North America Capital Trust I 6.564% 9/15/34	770,000	657,991
Silicon Valley Bank 5.70% 6/1/12	2,386,000	2,434,689
U.S. Bank
4.80% 4/15/15	2,231,000	2,205,948
4.95% 10/30/14	1,555,000	1,559,206
•USB Capital IX 6.189% 4/15/49	1,780,000	1,416,061

Wachovia Bank
6.00% 11/15/17		2,390,000	2,446,046
6.60% 1/15/38		1,473,000	1,467,861
Wells Fargo
4.375% 1/31/13		5,380,000	5,384,519
5.625% 12/11/17		2,545,000	2,620,368
WM Covered Bond Program 3.875% 9/27/11	EUR	7,173,000	10,347,334
			68,712,386
Basic Industry – 1.11%
AK Steel 7.75% 6/15/12	USD	1,097,000	1,097,000
duPont (E.I.) deNemours 5.00% 1/15/13		3,537,000	3,664,088
Foundation Pennsylvania Coal 7.25% 8/1/14		1,930,000	1,910,700
Freeport McMoRan Copper & Gold 8.25% 4/1/15		471,000	495,139
Georgia-Pacific
7.70% 6/15/15		1,812,000	1,757,640
8.875% 5/15/31		218,000	206,010
9.50% 12/1/11		1,145,000	1,196,525
*#Ineos Group Holdings 144A 8.50% 2/15/16		782,000	613,870
Innophos 8.875% 8/15/14		365,000	360,438
Lubrizol 4.625% 10/1/09		2,324,000	2,351,330
#MacDermid 144A 9.50% 4/15/17		904,000	781,960
Massey Energy
6.625% 11/15/10		502,000	496,980
6.875% 12/15/13		980,000	938,350
Momentive Performance Materials 9.75% 12/1/14		435,000	395,850
#NewPage 144A 10.00% 5/1/12		1,645,000	1,645,000
#Norske Skogindustrier 144A 7.125% 10/15/33		1,735,000	1,478,114
Potlatch 13.00% 12/1/09		2,022,000	2,294,503
Rohm & Haas 5.60% 3/15/13		5,911,000	6,164,770
•#Ryerson 144A 12.574% 11/1/14		759,000	702,075
Smurfit-Stone Container Enterprises 8.00% 3/15/17		462,000	430,815
#Steel Dynamics 144A
6.75% 4/1/15		871,000	847,048
7.375% 11/1/12		377,000	377,943
#Stora Enso 144A 7.25% 4/15/36		1,475,000	1,461,309
Witco 6.875% 2/1/26		740,000	553,150
			32,220,607
Brokerage – 1.17%
AMVESCAP 4.50% 12/15/09		1,921,000	1,928,941
Bear Stearns
•4.325% 7/16/09		3,213,000	3,084,172
7.25% 2/1/18		2,410,000	2,414,145
Goldman Sachs Group 6.75% 10/1/37		7,532,000	7,412,610
Jefferies Group 6.45% 6/8/27		2,799,000	2,520,824
JPMorgan Chase 5.75% 1/2/13		4,072,000	4,245,646
LaBranche
9.50% 5/15/09		3,116,000	3,139,370
11.00% 5/15/12		1,246,000	1,242,885
Lazard Group 6.85% 6/15/17		776,000	764,102
Lehman Brothers Holdings 5.625% 1/24/13		4,030,000	4,086,448
Merrill Lynch 5.45% 2/5/13		3,095,000	3,103,168
			33,942,311
Capital Goods – 0.81%
Allied Waste North America
*7.375% 4/15/14		965,000	938,463
7.875% 4/15/13		1,293,000	1,315,628
Casella Waste Systems 9.75% 2/1/13		2,180,000	2,185,450
CPG International I 10.50% 7/1/13		867,000	775,965
General Electric 5.25% 12/6/17		2,205,000	2,228,657
Graphic Packaging International 8.50% 8/15/11		721,000	702,975
Greenbrier 8.375% 5/15/15		775,000	707,188
Interface 10.375% 2/1/10		1,371,000	1,418,985
Intertape Polymer 8.50% 8/1/14		1,362,000	1,251,338
KB Home 8.625% 12/15/08		737,000	737,000
Koppers Industries 9.875% 10/15/13		851,000	910,570
L-3 Communications 7.625% 6/15/12		2,703,000	2,784,089
•NXP BV/NXP Funding 7.008% 10/15/13		769,000	641,154
Owens Brockway Glass Container 6.75% 12/1/14		2,475,000	2,468,812
#Penhall International 144A 12.00% 8/1/14		635,000	530,225
#Siemens Finance 144A 6.125% 8/17/26		1,155,000	1,144,622

#SPX 144A 7.625% 12/15/14		495,000	507,994
Textron 6.50% 6/1/12		1,955,000	2,124,860
			23,373,975
Communications – 2.96%
America Movil 6.375% 3/1/35		885,000	849,158
American Tower 7.125% 10/15/12		1,753,000	1,809,973
#American Tower 144A 7.00% 10/15/17		812,000	807,940
AT&T 5.50% 2/1/18		4,010,000	4,031,084
AT&T Wireless 8.125% 5/1/12		6,275,000	7,140,171
Broadview Network 11.375% 9/1/12		616,000	612,920
*CCH I Holdings 13.50% 1/15/14		1,581,000	1,019,745
•Centennial Communications 10.479% 1/1/13		1,859,000	1,779,993
Charter Communications Holdings
10.25% 9/15/10		1,455,000	1,385,888
13.50% 1/15/11		700,000	509,250
Citizens Communications 7.125% 3/15/19		2,180,000	2,038,300
Comcast
•4.677% 7/14/09		1,265,000	1,239,546
6.30% 11/15/17		3,570,000	3,684,996
Cricket Communications 9.375% 11/1/14		1,430,000	1,308,450
Dex Media West 9.875% 8/15/13		1,910,000	1,952,975
#Digicel 144A 9.25% 9/1/12		1,436,000	1,462,925
*Donnelley (R.H.) 8.875% 1/15/16		1,055,000	909,938
#Donnelley (R.H.) 144A 8.875% 10/15/17		1,243,000	1,059,658
Grupo Televisa 8.49% 5/11/37	MXN	53,600,000	4,834,184
•#Hellas Telecommunications Luxembourg II 144A 10.008% 1/15/15	USD	1,041,000	848,415
Hughes Network Systems 9.50% 4/15/14		1,445,000	1,437,775
Idearc 8.00% 11/15/16		2,942,000	2,647,800
ΩInmarsat Finance 10.375% 11/15/12		74,000	72,520
Intelsat Bermuda 11.25% 6/15/16		1,311,000	1,317,555
Lamar Media 6.625% 8/15/15		512,000	487,680
#LBI Media 144A 8.50% 8/1/17		971,000	866,618
Lucent Technologies 6.45% 3/15/29		1,431,000	1,159,110
MetroPCS Wireless 9.25% 11/1/14		3,030,000	2,802,750
•#Nortel Networks 144A 8.508% 7/15/11		1,754,000	1,639,990
NTL Cable 9.125% 8/15/16		962,000	875,420
#PAETEC Holding 144A 9.50% 7/15/15		16,000	15,000
=Port Townsend 12.431% 8/27/12		551,600	546,084
#Quebecor Media 144A 7.75% 3/15/16		1,568,000	1,462,160
Qwest 7.50% 10/1/14		1,635,000	1,651,350
*Qwest Capital Funding 7.25% 2/15/11		1,475,000	1,456,563
Rural Cellular
9.875% 2/1/10		1,435,000	1,492,400
•10.661% 11/1/12		564,000	572,460
SBC Communications 5.10% 9/15/14		807,000	811,858
•Sprint Nextel 5.243% 6/28/10		1,614,000	1,556,327
Telecom Italia Capital 4.00% 1/15/10		3,433,000	3,395,529
Telefonica Emisiones 5.984% 6/20/11		1,029,000	1,070,313
THOMSON 5.70% 10/1/14		4,090,000	4,228,814
Time Warner Cable 5.40% 7/2/12		5,683,000	5,775,706
Time Warner Telecom Holdings 9.25% 2/15/14		1,082,000	1,087,410
Triton PCS 8.50% 6/1/13		2,513,000	2,600,955
Viacom
•5.341% 6/16/09		1,198,000	1,189,404
5.75% 4/30/11		938,000	962,020
Windstream 8.125% 8/1/13		3,411,000	3,513,330
			85,980,410
Consumer Cyclical – 2.83%
*Carrols 9.00% 1/15/13		703,000	615,125
Corrections Corporation of America
6.25% 3/15/13		1,955,000	1,955,000
7.50% 5/1/11		827,000	837,338
CVS Caremark
4.875% 9/15/14		1,235,000	1,217,840
5.75% 6/1/17		2,908,000	3,010,609
•DaimlerChrysler Holding 5.328% 8/3/09		2,995,000	2,962,226
Del Monte
6.75% 2/15/15		410,000	383,350
8.625% 12/15/12		320,000	324,800
Ford Motor
7.45% 7/16/31		1,098,000	815,265
7.70% 5/15/97		700,000	479,500

Ford Motor Credit
5.75% 1/12/09	EUR	3,300,000	4,778,416
•7.127% 1/13/12	USD	2,292,000	1,932,289
7.80% 6/1/12		3,360,000	2,978,657
8.00% 12/15/16		845,000	710,525
*9.75% 9/15/10		1,745,000	1,686,410
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		1,714,000	1,765,420
Gaylord Entertainment 8.00% 11/15/13		2,499,000	2,311,575
*General Motors 8.375% 7/15/33		3,722,000	3,042,735
*Global Cash Access 8.75% 3/15/12		896,000	866,880
GMAC
4.75% 9/14/09	EUR	3,138,000	4,144,273
5.375% 6/6/11	EUR	2,330,000	2,716,907
•6.119% 5/15/09	USD	7,845,000	7,326,656
6.875% 9/15/11		5,522,000	4,831,445
6.875% 8/28/12		3,928,000	3,338,172
Harrahs Operating 5.50% 7/1/10		345,000	309,805
#Invista 144A 9.25% 5/1/12		180,000	184,050
Lear 8.75% 12/1/16		2,268,000	2,029,860
Majestic Star Casino 9.50% 10/15/10		865,000	776,338
Mandalay Resort Group
9.375% 2/15/10		717,000	742,991
9.50% 8/1/08		1,618,000	1,646,315
McDonald's 5.80% 10/15/17		3,082,000	3,265,715
MGM MIRAGE 7.625% 1/15/17		580,000	565,500
Neiman Marcus Group PIK 9.00% 10/15/15		1,742,000	1,750,710
Penney (J.C.) 7.375% 8/15/08		1,940,000	1,963,652
PepsiCo 4.65% 2/15/13		4,933,000	5,126,886
#Pokagon Gaming Authority 144A 10.375% 6/15/14		1,247,000	1,295,321
Station Casinos 6.00% 4/1/12		1,610,000	1,412,775
#Tenneco 144A 8.125% 11/15/15		875,000	875,000
Toyota Motor Credit 1.30% 3/16/12	JPY	120,000,000	1,145,855
#TRW Automotive 144A 7.00% 3/15/14	USD	675,000	622,688
Wal-Mart Stores 6.50% 8/15/37		2,385,000	2,509,745
Wynn Las Vegas 6.625% 12/1/14		950,000	920,313
			82,174,932
Consumer Non-Cyclical – 2.54%
*Abbott Laboratories
5.15% 11/30/12		3,882,000	4,095,588
5.60% 11/30/17		3,410,000	3,565,448
ACCO Brands 7.625% 8/15/15		680,000	579,700
#AmBev International Finance 144A 9.50% 7/24/17	BRL	4,634,000	2,199,767
#Amgen 144A
5.85% 6/1/17	USD	2,087,000	2,144,895
6.375% 6/1/37		1,674,000	1,673,809
Anheuser-Busch 5.50% 1/15/18		3,727,000	3,875,946
Aramark 8.50% 2/1/15		4,805,000	4,805,000
AstraZeneca 5.90% 9/15/17		4,629,000	4,910,564
#Cerveceria Nacional Dominicana 144A 8.00% 3/27/14		1,087,000	1,100,588
*Chiquita Brands International 8.875% 12/1/15		847,000	753,830
Clorox 5.45% 10/15/12		1,772,000	1,817,131
*Constellation Brands 8.125% 1/15/12		1,725,000	1,737,938
Cott Beverages 8.00% 12/15/11		856,000	778,960
#Covidien International Finance 144A
6.00% 10/15/17		1,521,000	1,581,931
6.55% 10/15/37		2,462,000	2,518,134
CRC Health 10.75% 2/1/16		3,193,000	3,208,965
Diageo Capital
5.20% 1/30/13		628,000	646,263
5.75% 10/23/17		2,369,000	2,435,514
HCA 9.25% 11/15/16		2,260,000	2,375,825
HCA PIK 9.625% 11/15/16		1,983,000	2,092,065
*Jarden 7.50% 5/1/17		968,000	832,480
Kellogg 5.125% 12/3/12		2,841,000	2,937,651
Kraft Foods
4.125% 11/12/09		90,000	90,105
6.125% 2/1/18		6,343,000	6,450,418
National Beef Packing 10.50% 8/1/11		1,075,000	994,375
Omnicare 6.875% 12/15/15		1,247,000	1,128,535
*Pilgrim's Pride 8.375% 5/1/17		1,354,000	1,188,135
Safeway 6.35% 8/15/17		1,794,000	1,901,102
#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20		840,000	880,387

*Universal Hospital PIK 8.50% 6/1/15	1,383,000	1,403,745
Wyeth 5.50% 2/1/14	6,737,000	6,988,424
		73,693,218
Electric – 1.86%
AES
7.75% 3/1/14	1,222,000	1,252,550
8.00% 10/15/17	851,000	872,275
#AES 144A 8.75% 5/15/13	595,000	624,750
‡#Calpine 144A 8.496% 7/15/09	1,168,113	1,232,359
Commonwealth Edison 6.15% 9/15/17	1,512,000	1,577,506
Duke Energy Carolinas 6.00% 1/15/38	1,215,000	1,232,446
Duquense Light Holdings 5.50% 8/15/15	3,125,000	3,075,681
Elwood Energy 8.159% 7/5/26	1,604,587	1,591,995
Florida Power & Light 5.95% 2/1/38	3,540,000	3,576,197
#Illinois Power 144A 6.125% 11/15/17	1,877,000	1,955,826
ISA Capital do Brasil
7.875% 1/30/12	685,000	698,700
8.80% 1/30/17	200,000	206,500
#ISA Capital do Brasil 144A
7.875% 1/30/12	3,235,000	3,299,700
8.80% 1/30/17	1,715,000	1,770,738
Midamerican Funding 6.75% 3/1/11	90,000	98,010
Midwest Generation 8.30% 7/2/09	768,087	777,688
Mirant Americas Generation 8.30% 5/1/11	1,628,000	1,652,420
Mirant North America 7.375% 12/31/13	1,342,000	1,348,710
NRG Energy 7.375% 2/1/16	6,343,000	6,144,781
Orion Power Holdings 12.00% 5/1/10	1,843,000	2,013,478
Pacific Gas & Electric 5.625% 11/30/17	2,536,000	2,605,877
Pepco Holdings 6.125% 6/1/17	1,877,000	1,918,775
#Power Contract Financing 144A 6.256% 2/1/10	512,595	536,204
PSEG Energy Holdings 8.625% 2/15/08	12,000	12,010
PSEG Power 5.50% 12/1/15	1,817,000	1,821,308
Southwestern Electric Power 5.875% 3/1/18	3,530,000	3,600,791
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	4,550,000	4,493,125
Virginia Electric Power 5.10% 11/30/12	2,290,000	2,365,618
#West Penn Power 144A 5.95% 12/15/17	1,432,000	1,473,731
		53,829,749
Energy – 1.54%
Apache 5.25% 4/15/13	981,000	1,023,918
Canadian Natural Resources 6.75% 2/1/39	1,079,000	1,102,105
Chesapeake Energy
6.375% 6/15/15	152,000	148,200
6.625% 1/15/16	3,278,000	3,220,635
Compton Petroleum Finance 7.625% 12/1/13	2,390,000	2,222,700
Energy Partners 9.75% 4/15/14	1,377,000	1,191,105
Enterprise Products Operating
5.60% 10/15/14	2,430,000	2,453,498
•8.375% 8/1/66	1,410,000	1,411,158
Geophysique-Veritas
*7.50% 5/15/15	355,000	351,450
7.75% 5/15/17	1,110,000	1,104,450
#Helix Energy Solutions 144A 9.50% 1/15/16	670,000	683,400
#Hilcorp Energy I 144A
7.75% 11/1/15	780,000	750,750
*9.00% 6/1/16	1,147,000	1,152,735
Husky Energy 6.80% 9/15/37	985,000	1,033,292
#Key Energy Services 144A 8.375% 12/1/14	860,000	866,450
#Lukoil International Finance 144A 6.356% 6/7/17	2,265,000	2,163,075
Mariner Energy 8.00% 5/15/17	1,600,000	1,536,000
#OPTI Canada 144A
7.875% 12/15/14	766,000	746,850
8.25% 12/15/14	325,000	320,125
Petrobras International Finance 5.875% 3/1/18	3,470,000	3,494,747
PetroHawk Energy 9.125% 7/15/13	1,852,000	1,921,450
Plains Exploration & Production 7.00% 3/15/17	1,513,000	1,444,915
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	1,285,000	1,279,307
5.838% 9/30/27	1,475,000	1,383,015
Siberian Oil 10.75% 1/15/09	70,000	73,724
*#Southwestern Energy 144A 7.50% 2/1/18	505,000	521,413
#Stallion Oilfield Services 144A 9.75% 2/1/15	970,000	858,450
Suncor Energy 6.50% 6/15/38	1,353,000	1,384,276

TransCanada Pipelines 6.20% 10/15/37		2,157,000	2,146,025
Whiting Petroleum 7.25% 5/1/13		2,257,000	2,234,430

Williams 7.50% 1/15/31		2,834,000	3,032,380
XTO Energy 6.25% 8/1/17		1,301,000	1,388,730
			44,644,758
Finance Companies – 1.80%
#Capmark Financial Group 144A 6.30% 5/10/17		2,621,000	1,839,093
Cardtronics 9.25% 8/15/13		860,000	812,700
#Cardtronics 144A 9.25% 8/15/13		42,000	39,690
Encana Holdings Finance 5.80% 5/1/14		1,915,000	1,992,850
FTI Consulting 7.625% 6/15/13		3,199,000	3,278,975
General Electric Capital
5.125% 1/28/14	SEK	18,000,000	2,866,558
5.625% 9/15/17	USD	3,057,000	3,161,161
•5.81% 2/2/11	NOK	22,500,000	4,116,535
5.875% 1/14/38	USD	6,560,000	6,432,913
General Electric Capital UK Funding 4.625% 1/18/16	GBP	1,483,000	2,720,849
#GTL Trade Finance 144A 7.25% 10/20/17	USD	2,468,000	2,579,329
•HSBC Financial 4.216% 4/24/10	CAD	2,128,000	2,083,470
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	1,975,000	1,902,304
International Lease Finance
5.35% 3/1/12		2,419,000	2,478,415
5.875% 5/1/13		1,376,000	1,437,890
Leucadia National 8.125% 9/15/15		1,481,000	1,481,000
*National Rural Utilities Cooperative Finance 5.45% 2/1/18		1,275,000	1,286,624
#Nuveen Investments 144A 10.50% 11/15/15		1,423,000	1,387,425
SLM 5.375% 1/15/13		7,337,000	6,548,347
Washington Mutual
*5.25% 9/15/17		1,633,000	1,358,279
5.50% 8/24/11		1,680,000	1,527,048
•#Xstrata Finance 144A 5.229% 11/13/09		940,000	938,021
			52,269,476
Industrial – 0.03%
Trimas 9.875% 6/15/12		1,104,000	1,010,160
			1,010,160
Insurance – 1.01%
American International Group 5.85% 1/16/18		3,989,000	4,006,839
Berkshire Hathaway Finance 4.85% 1/15/15		2,045,000	2,072,104
#Max USA Holdings 144A 7.20% 4/14/17		2,279,000	2,364,654
*•#MBIA Insurance 144A 14.00% 1/15/33		2,759,000	2,582,407
#Metropolitan Life Global Funding I 144A 4.25% 7/30/09		1,394,000	1,413,726
Montpelier Re Holdings 6.125% 8/15/13		613,000	610,045
w•#Twin Reefs Pass Through Trust 144A 5.411% 12/31/49		1,800,000	362,250
#UnitedHealth Group 144A 5.50% 11/15/12		4,629,000	4,804,556
Unitrin 6.00% 5/15/17		2,450,000	2,413,475
Unum Group 5.859% 5/15/09		910,000	934,908
WellPoint
5.00% 1/15/11		3,272,000	3,342,502
5.00% 12/15/14		2,596,000	2,543,595
•#White Mountains Re Group 144A 7.506% 5/29/49		1,865,000	1,706,818
			29,157,879
Natural Gas – 0.77%
AmeriGas Partners 7.125% 5/20/16		1,477,000	1,443,768
Dynergy Holdings 7.75% 6/1/19		3,188,000	2,917,020
El Paso
6.875% 6/15/14		1,229,000	1,231,197
*7.00% 6/15/17		1,098,000	1,119,448
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		1,028,000	1,062,399
Ferrellgas Finance Escrow 6.75% 5/1/14		2,289,000	2,231,775
Inergy Finance
6.875% 12/15/14		565,000	549,463
8.25% 3/1/16		414,000	424,350
Kinder Morgan Energy Partners 5.125% 11/15/14		2,183,000	2,173,008
*Kinder Morgan Finance 5.35% 1/5/11		1,895,000	1,869,039
Regency Energy Partners 8.375% 12/15/13		1,296,000	1,321,920
Transocean 6.00% 3/15/18		2,128,000	2,186,107
Valero Energy
6.125% 6/15/17		2,106,000	2,167,396
6.625% 6/15/37		1,625,000	1,610,291
			22,307,181

Real Estate – 0.29%
*Host Marriott 7.125% 11/1/13		2,217,000	2,205,915
iStar Financial
5.15% 3/1/12		1,184,000	1,014,083
5.875% 3/15/16		1,981,000	1,631,233
Regency Centers 5.875% 6/15/17		1,616,000	1,560,518
•#USB Realty 144A 6.091% 12/22/49		2,400,000	1,927,382
			8,339,131
Technology – 0.34%
Freescale Semiconductor 8.875% 12/15/14		680,000	555,900
International Business Machines 4.00% 11/11/11	EUR	2,700,000	3,959,370
*Sungard Data Systems 9.125% 8/15/13	USD	1,441,000	1,469,820
Xerox 5.50% 5/15/12		3,684,000	3,763,515
			9,748,605
Transportation – 0.74%
#Erac USA Finance 144A 7.00% 10/15/37		4,429,000	4,035,471
Hertz 8.875% 1/1/14		2,341,000	2,270,770
Kansas City Southern de Mexico 9.375% 5/1/12		2,431,000	2,516,085
Kansas City Southern Railway 9.50% 10/1/08		1,120,000	1,146,600
Northwest Airlines 10.00% 2/1/09		425,000	15,406
Red Arrow International Leasing 8.375% 3/31/12	RUB	190,989,363	7,955,611
Seabulk International 9.50% 8/15/13	USD	415,000	439,900
Union Pacific
5.375% 5/1/14		810,000	800,674
5.70% 8/15/18		2,430,000	2,421,762
			21,602,279
Total Corporate Bonds (cost $650,942,019)			643,007,057

Foreign Agencies – 1.82%Δ
Austria – 0.20%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	591,000,000	5,687,848
			5,687,848
Germany – 1.46%
KFW
1.75% 3/23/10	JPY	306,000,000	2,946,327
3.25% 2/15/11	USD	6,330,000	6,424,627
3.50% 7/4/21	EUR	6,530,000	8,808,366
4.125% 7/4/17	EUR	10,569,000	15,675,768
*6.00% 7/15/09	NZD	2,707,000	2,069,063
Rentenbank
1.375% 4/25/13	JPY	313,000,000	2,998,035
3.25% 3/15/13	USD	3,500,000	3,483,900
			42,406,086
Republic of Korea – 0.16%
Korea Development Bank 5.30% 1/17/13		4,455,000	4,537,845
			4,537,845
Total Foreign Agencies (cost $49,187,189)			52,631,779

Municipal Bonds – 0.36%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)		925,000	978,428
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Series A-2 5.875% 6/1/47		4,100,000	3,959,656
California State
5.00% 2/1/33		75,000	75,233
§5.00% 2/1/33-14		80,000	89,753
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		385,000	397,370
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36		1,195,000	1,247,461
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		335,000	333,871
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		445,000	466,106
Oregon State Taxable Pension 5.892% 6/1/27		305,000	331,889
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)		90,000	93,370
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47		2,555,000	2,428,859
Total Municipal Bonds (cost $10,438,303)			10,401,996

Non-Agency Asset-Backed Securities – 4.15%
•Bank of America Credit Card Trust Series 2006-A10 A10 4.22% 2/15/12		29,155,000	28,912,238
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13		3,650,000	3,674,857
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		5,870,000	6,001,798
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		3,905,000	3,989,067
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12		1,350,000	1,390,435
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 4.24% 5/20/16		70,006	68,300
•Chase Issuance Trust Series 2007-A11 A11 3.121% 7/16/12		12,000,000	11,843,041

Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	6,035,000	6,318,985
•Series 2007-A6 A6 4.367% 7/12/12	31,000,000	30,631,959
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	1,420,000	1,459,782
•Countrywide Asset-Backed Certificates
Series 2005-7 AF3 4.454% 11/25/35	100,000	98,559
Series 2006-S7 A3 5.712% 11/25/35	4,450,000	3,512,913
Discover Card Master Trust Series 2007-A1 5.65% 3/16/20	4,690,000	4,759,385
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	6,005,000	5,288,393
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	705,000	627,889
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	1,350,000	1,370,122
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	925,877	841,715
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 3.536% 3/25/37	30,000	27,897
Mid-State Trust
Series 11 A1 4.864% 7/15/38	85,035	85,982
Series 2004-1 A 6.005% 8/15/37	149,617	150,020
Series 2005-1 A 5.745% 1/15/40	766,309	750,145
#Series 2006-1 A 144A 5.787% 10/15/40	377,003	367,814
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	23,498	23,432
Series 2006-1 AF3 5.608% 5/25/36	25,000	25,079
•Residential Asset Securities
Series 2003-KS9 AI6 4.71% 11/25/33	79,228	75,184
Series 2006-KS3 AI3 3.546% 4/25/36	180,000	171,523
•Residential Funding Mortgage Securities II Series 2003-HS2 AI3 3.17% 3/25/18	1,292,815	1,286,115
RSB Bondco Series 2007-A A2 5.72% 4/1/18	2,050,000	2,153,974
#Sail Net Interest Margin Notes Series 2003-10A A 144A 7.50% 10/27/33	12,766	1
#Sierra Receivables Funding Series 2003-2A A1 144A 3.03% 12/15/15	77,260	76,716
•#SLM Student Loan Trust Series 2003-4 A5C 144A 5.151% 3/15/33	3,695,000	3,701,928
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	451,297	394,648
Series 2004-16XS A2 4.91% 8/25/34	1,207	1,205
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	230,000	228,369
Total Non-Agency Asset-Backed Securities (cost $121,937,402)		120,309,470

Non-Agency Collateralized Mortgage Obligations – 7.98%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.416% 1/25/36	3,290,942	3,262,165
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	175,000	178,018
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	456,402	462,249
Series 2004-2 1A1 6.00% 3/25/34	369,714	374,451
Series 2004-10 1CB1 6.00% 11/25/34	803,794	806,557
Series 2004-11 1CB1 6.00% 12/25/34	12,697	12,859
Series 2005-3 2A1 5.50% 4/25/20	735,424	748,064
Series 2005-5 2CB1 6.00% 6/25/35	1,476,564	1,495,483
Series 2005-6 7A1 5.50% 7/25/20	1,986,167	1,999,202
Series 2005-9 5A1 5.50% 10/25/20	2,008,596	2,043,120
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	3,628,463	3,647,739
Series 2006-5 2A10 5.75% 9/25/36	5,000,000	5,014,568
•Series 2006-F 1A2 5.175% 7/20/36	89,225	89,277
Bank of America Mortgage Securities
•Series 2003-D 1A2 7.29% 5/25/33	1,956	1,980
•Series 2003-E 2A2 4.35% 6/25/33	437,721	437,783
•Series 2004-D 1A1 5.643% 5/25/34	11,769	11,722
Series 2005-9 2A1 4.75% 10/25/20	593,702	592,775
•Series 2005-A 1A1 5.568% 2/25/35	126,980	121,950
•Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7 9A 4.752% 10/25/33	2,715,556	2,714,694
Series 2007-3 1A1 5.48% 5/25/47	6,211,862	6,260,984
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	1,340,852	1,361,236
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	961,675	958,296
Citicorp Mortgage Securities Series 2006-3 1A4 6.00% 6/25/36	3,655,000	3,649,853
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.086% 8/25/34	4,917,510	4,949,988
Series 2007-AR5 1AB 5.615% 4/25/37	4,390,110	4,223,133
Series 2007-AR8 1A3A 6.051% 8/25/37	3,990,065	4,035,552
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	2,431,417	2,409,384
•Series 2004-J7 1A2 4.673% 8/25/34	112,474	112,454
Series 2005-1CB 2A2 5.50% 3/25/35	122,796	119,723
Series 2005-57CB 4A3 5.50% 12/25/35	1,134,806	1,130,778
•Series 2005-63 3A1 5.89% 11/25/35	1,917,066	1,900,690
Series 2005-85CB 2A2 5.50% 2/25/36	17,885	17,884
Series 2006-2CB A3 5.50% 3/25/36	1,672,850	1,675,331

wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.095% 5/25/33	168,675	169,625
•Series 2004-12 1M 5.086% 8/25/34	62,072	57,936
•Series 2004-HYB2 2A 6.137% 7/20/34	381,909	376,112
•Series 2004-HYB4 M 4.82% 9/20/34	1,609,762	1,558,195
•Series 2004-HYB5 3A1 6.803% 4/20/35	327,562	327,906
Series 2005-23 A1 5.50% 11/25/35	6,733,204	6,720,580
Series 2006-1 A2 6.00% 3/25/36	1,524,404	1,522,023
Series 2006-1 A3 6.00% 3/25/36	566,766	561,630
Series 2006-17 A5 6.00% 12/25/36	1,665,336	1,692,873
•Series 2006-HYB3 3A1A 6.094% 5/20/36	1,740,584	1,839,884
•Series 2006-HYB4 1A2 5.637% 6/20/36	185,145	175,258
•Series 2007-HYB1 4A2 5.933% 3/25/37	4,836,684	4,919,810
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	106,079	107,372
Series 2004-1 3A1 7.00% 2/25/34	45,660	47,700
Deutsche Alternative A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	212,367	215,217
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	101,196	107,397
•Series 2004-AR5 4A1 5.697% 10/25/34	439,921	445,123
•Series 2007-AR2 1A1 5.855% 8/25/37	4,798,613	4,822,606
•Series 2007-AR3 2A2 6.313% 11/25/37	7,679,551	7,871,945
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.183% 5/25/35	1,981,470	1,992,428
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	129,329	142,378
•Series 1999-3 A 8.00% 8/19/29	146,181	160,790
Series 2005-RP1 1A3 8.00% 1/25/35	1,530,432	1,659,195
Series 2005-RP1 1A4 8.50% 1/25/35	593,100	656,134
Series 2006-RP1 1A2 7.50% 1/25/36	1,190,183	1,270,295
Series 2006-RP1 1A3 8.00% 1/25/36	582,944	644,956
GSR Mortgage Home Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19	11,896	12,061
•Series 2004-9 4A1 4.056% 8/25/34	433,828	414,277
Series 2006-1F 5A2 6.00% 2/25/36	992,164	998,056
•Series 2006-AR1 3A1 5.389% 1/25/36	1,773,768	1,783,173
•JPMorgan Mortgage Trust
Series 2004-A6 1A2 4.85% 12/25/34	1,589,420	1,603,320
Series 2005-A1 4A1 4.777% 2/25/35	828,986	827,523
Series 2005-A4 1A1 5.399% 7/25/35	1,084,143	1,096,297
Series 2005-A6 1A2 5.137% 9/25/35	2,450,000	2,420,489
Series 2005-A8 2A1 4.949% 11/25/35	6,549,502	6,598,308
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	2,595,735	2,595,573
Series 2006-1 3A3 5.50% 2/25/36	183,242	184,692
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.808% 12/25/33	106,890	110,577
Series 2004-10 2A2 7.51% 10/25/34	158,928	163,639
Series 2005-1 B1 5.903% 3/25/35	619,219	612,471
Series 2005-6 7A1 5.33% 6/25/35	962,713	971,977
Series 2006-2 4A1 4.989% 2/25/36	260,556	259,116
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	50,706	53,195
Series 2003-9 1A1 5.50% 12/25/18	367,935	370,349
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	810,275	892,367
Series 2005-2 1A4 8.00% 5/25/35	1,453,365	1,603,614
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	816,471	826,933
•Nomura Asset Acceptance Series 2006-AF1 1A2 6.159% 5/25/36	1,730,000	1,662,275
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	216,781	222,404
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	108,439	112,209
Series 2004-SL4 A3 6.50% 7/25/32	509,902	511,284
Series 2005-SL1 A2 6.00% 5/25/32	901,274	925,042
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.038% 9/25/36	2,149,442	2,193,006
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	582,467	586,105
Series 2005-22 4A2 5.374% 12/25/35	111,405	109,114
Series 2006-5 5A4 5.544% 6/25/36	261,024	256,135

Structured Asset Securities
•Series 2002-22H 1A 6.944% 11/25/32		97,527	99,379
Series 2004-5H A2 4.43% 12/25/33		344,751	344,596
Series 2004-12H 1A 6.00% 5/25/34		601,385	614,165
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		389,650	396,713
Series 2005-9 3CB 5.50% 10/25/20		1,946,278	1,979,730
Series 2006-5 2CB3 6.00% 7/25/36		2,904,889	2,931,525
wWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		2,703,498	2,699,408
Series 2004-CB3 1A 6.00% 10/25/34		638,725	646,909
Series 2004-CB3 4A 6.00% 10/25/19		523,532	537,929
•Series 2006-AR10 1A1 5.94% 9/25/36		1,691,718	1,713,689
•Series 2006-AR14 1A4 5.647% 11/25/36		163,273	165,971
•Series 2006-AR14 2A1 5.76% 11/25/36		9,307,869	9,473,731
•Series 2007-HY1 1A1 5.715% 2/25/37		2,205,478	2,222,077
•Series 2007-HY3 4A1 5.349% 3/25/37		8,372,322	8,501,264
•Series 2007-HY6 2A2 5.285% 6/25/37		5,283,090	5,301,724
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-O A1 4.892% 8/25/34		13,081,831	13,102,603
•Series 2004-T A1 6.144% 9/25/34		505,884	508,593
Series 2005-12 1A7 5.50% 11/25/35		2,208,250	2,182,027
Series 2005-17 1A2 5.50% 1/25/36		2,303,910	2,276,551
Series 2005-18 1A1 5.50% 1/25/36		2,364,063	2,335,990
•Series 2005-AR16 6A4 5.00% 10/25/35		5,402,810	5,479,181
Series 2006-1 A3 5.00% 3/25/21		2,115,160	2,111,856
Series 2006-2 3A1 5.75% 3/25/36		1,748,042	1,720,389
Series 2006-3 A11 5.50% 3/25/36		6,876,000	6,647,899
Series 2006-4 2A3 5.75% 4/25/36		805,364	814,537
Series 2006-7 2A1 6.00% 6/25/36		178,054	179,111
•Series 2006-AR5 2A1 5.535% 4/25/36		1,956,547	2,003,389
•Series 2006-AR6 7A1 5.109% 3/25/36		10,969,031	10,907,554
•Series 2006-AR10 5A1 5.595% 7/25/36		2,499,001	2,568,970
•Series 2006-AR11 A7 5.518% 8/25/36		85,767	85,364
•Series 2006-AR12 1A2 6.024% 9/25/36		70,597	71,272
•Series 2006-AR14 2A4 6.087% 10/25/36		1,234,503	1,235,652
•Series 2006-AR18 2A2 5.719% 11/25/36		3,180,374	3,253,686
•Series 2006-AR19 A1 5.641% 12/25/36		3,844,435	3,859,246
Series 2007-8 2A6 6.00% 7/25/37		990,000	976,828
Series 2007-13 A7 6.00% 9/25/37		3,584,600	3,610,366
Series 2007-14 1A1 6.00% 10/25/37		24,556	24,732
Total Non-Agency Collateralized Mortgage Obligations (cost $228,262,428)			231,445,497

Regional Agencies – 0.99%Δ
Australia – 0.99%
New South Wales Treasury
5.50% 3/1/17	AUD	5,430,000	4,495,384
6.00% 5/1/12	AUD	5,727,000	4,947,687
Queensland Treasury 6.00% 8/14/13	AUD	22,292,000	19,252,116
Total Regional Agencies (cost $27,624,643)			28,695,187

Regional Authorities – 0.19%Δ
Canada – 0.19%
Ontario Province 1.875% 1/25/10	JPY	171,000,000	1,647,233
Quebec Province 4.50% 12/1/17	CAD	3,746,000	3,728,792
Total Regional Authorities (cost $5,233,501)			5,376,025

«Senior Secured Loans – 1.54%
Allied Waste North America 7.73% 3/28/14	USD	371,258	347,048
ALLTEL 7.69% 12/31/14		758,100	692,558
Aramark
7.08% 1/26/14		681,171	633,731
7.485% 1/26/14		48,829	44,587
AWAS 2nd Lien 11.44% 3/21/13		1,923,121	1,740,425
AWAS Tranche A 6.23% 3/21/13		366,115	331,334
Building Materials 8.256% 2/22/14		883,049	716,007
Community Health Systems
7.61% 7/2/14		2,678,357	2,491,179
7.61% 8/25/14		132,483	123,224
Cricket Communications 7.94% 6/16/13		373,106	362,252
Dynegy Holdings 7.28% 4/2/13		955,000	878,008

Energy Futures Holdings
7.565% 10/10/14		3,062,325	2,800,128
8.39% 10/10/14		528,675	483,960
Ford Motor 8.36% 11/29/13		1,705,000	1,496,138
Freescale Semiconductor 7.37% 12/1/13		652,500	560,661
General Motors 7.745% 11/17/13		1,645,844	1,505,124
Georgia Pacific Term Tranche Loan B 7.115% 12/22/12		698,219	646,484
Goodyear Tire 7.47% 4/30/14		805,000	717,658
Hawker Beechcraft 8.16% 3/26/14		88,770	81,002
Hawker Beechcraft Term B 8.16% 3/26/14		1,041,230	948,170
HCA 7.12% 11/18/13		1,400,000	1,289,316
Healthsouth 8.62% 3/10/13		1,808,754	1,713,233
Idearc 7.35% 11/1/14		1,635,241	1,494,431
Jarden 7.67% 1/24/12		741,181	692,478
MacDermid 7.45% 4/12/14		603,177	557,939
MetroPCS Wireless 9.70% 2/20/14		688,258	646,773
NE Energy
7.87% 11/1/13		1,037,035	961,072
7.985% 11/1/13		127,399	116,889
Solar Capital 7.53% 2/11/13		568,564	529,282
Stallion Oilfield Services 10.86% 6/12/13		2,325,000	2,092,500
Talecris Biotherapeutics 2nd Lien 11.85% 12/6/14		2,085,000	2,085,000
Telesat Canada 9.00% 2/14/14		2,605,000	2,292,400
Time Warner Telecom Holdings 7.62% 1/7/13		732,647	696,015
United Airlines 7.375% 2/1/14		2,601,403	2,350,550
Univision Communications 7.60% 9/15/14		1,425,000	1,170,188
US Airways Group 8.05% 3/23/14		525,000	464,061
Windstream Term Loan B 6.86% 7/17/13		8,049,550	7,827,261
Total Senior Secured Loans (cost $47,579,037)			44,579,066

Sovereign Agencies – 0.17%Δ
Canada – 0.08%
*Export Development Canada 2.625% 3/15/11		2,200,000	2,197,591
			2,197,591
Norway – 0.09%
Kommunalbanken 4.25% 10/24/11	NOK	15,130,000	2,759,115
			2,759,115
Total Sovereign Agencies (cost $4,611,592)			4,956,706

Sovereign Debt – 17.88%Δ
Argentina – 0.33%
*Republic of Argentina 8.28% 12/31/33	USD	10,412,870	9,616,286
			9,616,286
Austria – 0.64%
Republic of Austria 5.25% 1/4/11	EUR	4,137,000	6,442,608
#Republic of Austria 144A 4.00% 9/15/16	EUR	8,010,000	11,931,896
			18,374,504
Brazil – 1.03%
Federal Republic of Brazil
10.25% 1/10/28	BRL	10,140,000	5,441,819
*11.00% 8/17/40	USD	18,188,000	24,440,125
			29,881,944
Canada – 0.33%
Canadian Government
3.75% 6/1/12	CAD	7,070,000	7,108,396
4.00% 6/1/17	CAD	2,400,000	2,411,718
			9,520,114
Colombia – 0.26%
Republic of Colombia
7.375% 1/27/17	USD	3,380,000	3,712,930
8.25% 12/22/14	USD	3,380,000	3,876,860
			7,589,790
Finland – 0.03%
Republic of Finland 4.75% 2/21/12	NOK	4,210,000	778,990
			778,990
France – 0.47%
France Government O.A.T.
4.00% 10/25/38	EUR	5,090,000	6,917,603
4.00% 4/25/55	EUR	5,026,000	6,757,734
			13,675,337

Germany – 2.51%
Bundesobligation 4.25% 10/12/12	EUR	23,621,300	36,151,868
Deutschland Republic
4.00% 1/4/18	EUR	6,893,700	10,307,939
4.25% 7/4/17	EUR	10,235,000	15,632,340
6.25% 1/4/24	EUR	5,824,000	10,597,758
			72,689,905
Indonesia – 0.39%
Republic of Indonesia
10.00% 9/17/24	IDR	14,000,000,000	1,424,677
10.25% 7/15/22	IDR	29,211,000,000	3,103,015
10.25% 7/15/27	IDR	65,506,000,000	6,850,325
			11,378,017
Japan – 4.12%
Japan Government
5 yr Bond 1.10% 12/20/12	JPY	187,600,000	1,783,370
5 yr Bond 1.50% 6/20/11	JPY	1,858,600,000	17,929,672
10 yr Bond 1.70% 3/20/17	JPY	200,250,000	1,940,060
10 yr Bond 1.70% 9/20/17	JPY	385,250,000	3,722,414
10 yr Bond 1.90% 6/20/16	JPY	1,929,300,000	19,113,175
20 yr Bond 2.00% 3/20/27	JPY	4,457,600,000	41,707,959
20 yr Bond 2.10% 12/20/26	JPY	1,258,000,000	11,887,676
20 yr Bond 2.30% 6/20/26	JPY	1,796,750,000	17,574,304
30 yr Bond 2.40% 3/20/37	JPY	402,000,000	3,812,766
			119,471,396
Malaysia – 0.42%
Malaysian Government
3.718% 6/15/12	MYR	13,410,000	4,188,516
3.756% 4/28/11	MYR	16,795,000	5,247,141
3.814% 2/15/17	MYR	1,000,000	312,719
7.00% 3/15/09	MYR	7,718,000	2,480,311
			12,228,687
Mexico – 2.00%
Mexican Government
7.25% 12/15/16	MXN	153,480,000	13,836,695
8.00% 12/17/15	MXN	124,445,000	11,744,657
9.00% 12/20/12	MXN	17,828,000	1,746,883
10.00% 12/5/24	MXN	25,005,000	2,807,109
10.00% 11/20/36	MXN	67,300,000	7,780,839
Mexican Government International Bond
5.625% 1/15/17	USD	12,900,000	13,370,850
6.05% 1/11/40	USD	6,760,000	6,685,640
			57,972,673
Norway – 0.22%
Norwegian Government 6.50% 5/15/13	NOK	31,075,000	6,352,075
			6,352,075
Philippines – 0.82%
*Philippines Government 6.375% 1/15/32	USD	23,871,000	23,632,290
			23,632,290
Poland – 0.35%
Poland Government
4.75% 4/25/12	PLN	10,768,000	4,282,597
5.25% 10/25/17	PLN	6,622,000	2,649,579
6.25% 10/24/15	PLN	7,754,000	3,310,758
			10,242,934
Republic of Korea – 0.13%
Government of South Korean 4.25% 12/7/21	EUR	2,835,000	3,734,008
			3,734,008
Russia – 0.99%
☐Russian Government International Bond 7.50% 3/31/30	USD	25,028,190	28,807,096
			28,807,096
Turkey – 1.10%
*Republic of Turkey 11.875% 1/15/30	USD	20,295,000	31,913,888
			31,913,888
Ukraine – 0.07%
#Ukrainian Government 144A 6.75% 11/14/17	USD	2,006,000	2,019,260
			2,019,260
United Arabic Emirates – 0.24%
#Emirate of Abu Dhabi 144A 5.50% 8/2/12	USD	6,600,000	7,050,292
			7,050,292

United Kingdom – 1.43%
#CS International for City of Kyiv Ukraine 144A 8.25% 11/26/12	USD	1,202,000	1,208,972
U.K. Treasury
4.25% 3/7/11	GBP	6,130,000	12,172,967
4.75% 9/7/15	GBP	1,699,000	3,446,214
5.00% 3/7/12	GBP	8,188,300	16,738,892
5.00% 3/7/18	GBP	1,256,700	2,604,167
5.25% 6/7/12	GBP	1,156,000	2,383,811
9.00% 7/12/11	GBP	1,303,000	2,975,783
			41,530,806
Total Sovereign Debt (cost $496,043,839)			518,460,292

Supranational Banks – 3.82%
Asia Development Bank
0.50% 10/9/12	AUD	3,002,000	1,989,183
4.75% 6/15/17	CAD	3,587,000	3,667,565
European Bank for Reconstruction & Development 12.50% 3/23/09	ISK	461,700,000	7,090,564
European Investment Bank
1.40% 6/20/17	JPY	793,600,000	7,476,853
2.875% 3/15/13	USD	5,345,000	5,268,053
3.25% 2/15/11		3,255,000	3,308,405
4.25% 12/7/10	GBP	2,401,000	4,725,932
4.75% 10/15/17	EUR	4,601,000	7,134,312
6.00% 7/15/09	NZD	10,654,000	8,137,888
11.25% 2/14/13	BRL	14,875,000	8,431,140
Inter-American Development Bank
7.25% 5/24/12	NZD	34,387,000	26,640,318
9.00% 8/6/10	BRL	4,842,000	2,663,238
13.00% 6/20/08	ISK	663,100,000	10,220,427
International Bank for Reconstruction & Development 5.75% 6/25/10	RUB	80,370,000	3,290,212
Nordic Investment Bank
1.70% 4/27/17	JPY	490,000,000	4,733,801
4.625% 7/30/10	NOK	32,570,000	5,965,681
Total Supranational Banks (cost $104,124,899)			110,743,572

U.S. Treasury Obligations – 1.36%
*U.S. Treasury Bonds 4.75% 2/15/37	USD	2,127,000	2,266,587
U.S. Treasury Inflation Index Notes
*¥3.00% 7/15/12		1,601,160	1,773,661
*3.875% 1/15/09		1,966,826	2,035,974
U.S. Treasury Notes
2.125% 1/31/10		6,810,000	6,805,751
2.875% 1/31/13		14,230,000	14,270,028
¥3.625% 12/31/12		1,950,000	2,023,279
*¥3.625% 5/15/13		9,940,000	10,305,762
Total U.S. Treasury Obligations (cost $39,279,776)			39,481,042

		Number of
		Shares
Common Stock – 0.04%
†Century Communications		7,875,000	5,276
†Mirant		732	26,967
†Northwest Airlines		1,472	27,546
@†p=Port Townsend		1,970	1,229,280
†Time Warner Cable Class A		23	579
†USgen		255,000	-
Total Common Stock (cost $1,506,999)			1,289,648

Convertible Preferred Stock – 0.21%
•Citigroup Funding 4.943% exercise price $29.50, expiration date 9/27/08		88,400	2,104,804
General Motors 5.25% exercise price $64.90, expiration date 3/6/32		39,400	785,636
New York Community Capital Trust V 6.00% exercise price $20.04, expiration date 5/7/51		65,000	3,253,237
Total Convertible Preferred Stock (cost $6,562,921)			6,143,677

p=Preferred Stock – 0.01%
Port Townsend		394	390,060
Total Preferred Stock (cost $390,060)			390,060

Warrant – 0.00%
†=Port Townsend		394	9,456
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		147	-
Total Warrant (cost $21,911)			9,456

		Principal
		Amount°
≠Discount Note– 7.58%
Federal Home Loan Bank 2.00% 2/1/08	USD	219,860,203	219,860,203
Total Discount Note (cost $219,860,203)			219,860,203

Total Value of Securities Before Securities Lending Collateral – 104.87%
(cost $2,995,730,029)			3,041,007,047

		Number of
		Shares
Securities Lending Collateral** – 15.56%
Investment Companies
Mellon GSL DBT II Collateral Fund		451,052,045	451,052,045
Total Securities Lending Collateral (cost $451,052,045)			451,052,045

Total Value of Securities – 120.43%
(cost $3,446,782,074)			3,492,059,092 ©

Obligation to Return Securities Lending Collateral** – (15.56%)			(451,052,045)

Liabilities Net of Receivables and Other Assets (See Notes) – (4.87%)			(141,333,874)

Net Assets Applicable to 325,277,108 Shares Outstanding – 100.00%			$2,899,673,173

°Principal amount shown is stated in the currency in which each security is denominated.
AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiahs
ISK – Iceland Krona
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Rubles
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2008.
•Variable rate security. The rate shown is the rate as of January 31, 2008.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
^Zero coupon security. The rate shown is the yield at the time of purchase.
@Illiquid security. At January 31, 2008, the aggregate amount of illiquid securities was $1,571,989, which represented 0.05% of the Fund’s net assets. See Note 7 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2008, the aggregate amount of fair valued securities was $2,517,589, which represented 0.09% of the Fund’s net assets. See Note 1 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2008, the aggregate amount of Rule 144A securities equaled $163,443,311, which represented 5.64% of the Fund’s net assets. See Note 7 in “Notes.”
†Non-income producing security for the period ended January 31, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
‡Non-income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
¥Fully or partially pledged as collateral for financial futures contracts.
pRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2008, the aggregate amount of the restricted security was $1,619,340 or 0.06% of the Fund’s net assets. See Note 7 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 6 in “Notes.”
©Includes $465,471,552 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CBO – Collateralized Bond Obligation
CPN – Coupon
FGIC – Insured by the Federal Guaranty Insurance Company
FHLMC – Federal Home Loan Mortgage Corporation
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
O.A.T. – Obligation Assimilable au Tresor (Treasury Obligation)
PIK – Pay-In-Kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To Be Announced
yr – Year

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	1,515,554	NZD	(1,734,552)	3/31/08	$(5,357)
AUD	(35,856,626)	USD	31,575,760	2/29/08	(474,726)
BRL	(5,912,780)	USD	3,229,792	3/31/08	(131,649)
BRL	17,926,745	USD	(10,135,000)	2/29/08	56,436
CAD	3,201,453	GBP	(1,610,223)	2/29/08	(8,975)
CAD	(6,967,465)	USD	6,987,449	2/29/08	49,747
EUR	5,924,511	ISK	(575,092,240)	3/31/08	74,831
EUR	6,110,222	ISK	(593,119,210)	3/31/08	77,176
EUR	2,434,000	JPY	(384,802,100)	2/29/08	(40,370)
EUR	14,106,985	NOK	(113,674,646)	3/31/08	8,329
EUR	4,099,407	NZD	(7,833,311)	2/29/08	(60,837)
EUR	4,354,588	PLN	(15,775,234)	2/29/08	(32,911)
EUR	6,209,089	SEK	(58,967,716)	3/31/08	(33,672)
EUR	(11,512,625)	USD	16,849,039	2/29/08	(257,179)
GBP	4,388,125	JPY	(931,094,348)	2/29/08	(63,367)
GBP	(990,000)	USD	1,955,349	3/31/08	(6,140)
IDR	(13,973,182,000)	USD	14,282,855	3/31/08	(205,273)
JPY	1,717,570,700	EUR	(10,967,884)	3/31/08	(60,431)
JPY	444,980,000	NZD	(5,278,404)	2/29/08	48,217
JPY	506,034,316	USD	(4,723,642)	2/29/08	45,452
JPY	2,150,505,477	USD	(20,233,006)	3/31/08	74,476
KRW	3,339,318,500	USD	(3,560,041)	3/07/08	(26,183)
MYR	(43,738,784)	USD	13,524,670	2/29/08	10,781
MXN	(15,464,719)	USD	1,410,370	3/31/08	(8,737)
MXN	69,091,800	USD	(6,372,019)	2/05/08	6,750
MXN	81,825,800	USD	(7,555,057)	2/01/08	1,640
MYR	857,906	USD	(265,277)	2/29/08	(211)
NOK	55,456,748	USD	(10,080,461)	3/31/08	130,688
NZD	(27,914,983)	USD	21,533,708	2/29/08	(389,738)
NZD	(9,354,911)	USD	7,204,965	2/29/08	(142,053)
NZD	(9,351,605)	USD	7,200,736	2/29/08	(143,685)
SEK	84,995,550	EUR	(8,957,130)	3/31/08	37,545
SEK	1,157,800	USD	(181,687)	2/29/08	134
TRY	19,053,090	USD	(16,165,556)	2/29/08	(72,105)
					$(1,541,397)

Futures Contracts[2]
					Unrealized
					Appreciation
Contracts to Buy		Notional Cost	Notional Value	Expiration Date	(Depreciation)
230	Canadian 10 yr Bond	$26,423,069	$26,619,999	3/31/08	$196,930
200	Euro Bond	33,613,808	34,702,439	3/31/08	1,088,631
179	Long Gilt Bond	40,011,665	39,358,431	3/31/08	(653,234)
6	Japanese 10 yr Bond	7,732,071	7,773,704	3/31/08	41,633
796	U.S. Treasury 5 yr Notes	90,198,846	89,948,000	3/31/08	(250,846)
148	U.S. Treasury 10 yr Notes	17,233,169	17,274,375	3/31/08	41,206
					$464,320

Swap Contracts[3]
Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Bank of America 5 yr CDS	$4,100,000	0.48%	12/20/12	$34,629
Beazer Homes 5yr CDS	4,750,000	3.08%	6/20/12	1,264,060
Best Buy
5 yr CDS	3,277,000	0.60%	9/20/12	108,795
10 yr CDS	1,625,000	0.98%	9/20/17	66,890
CMBX North America A2	6,720,000	0.25%	3/15/49	(172,308)
Kraft Food 10 yr CDS	6,260,000	0.77%	12/20/17	88,187
Rohm & Haas 5.5 yr CDS	2,726,000	0.37%	3/20/13	33,938
JPMorgan Chase Bank
CDX Emerging Markets 8.1	7,420,000	1.75%	12/20/12	129,662
Embarq 7 yr CDS	2,010,000	0.77%	9/20/14	128,926
iStar Financal 5 yr CDS	1,860,000	4.30%	3/20/13	24,291
Merrill Lynch 5 yr CDS	1,750,000	0.58%	12/20/12	62,071
Lehman Brothers
Autozone 7 yr CDS	2,600,000	0.445%	6/20/14	64,616
Avon Products 7 yr CDS	2,600,000	0.245%	6/20/14	24,961
Campbell Soup 7 yr CDS	2,600,000	0.18%	6/20/14	20,328
Capmark Financial 5 yr CDS	70,000	1.65%	9/20/12	16,897
CDX Emerging Markets 8.1	7,420,000	1.75%	12/20/12	122,242
Computer Science 7 yr CDS	2,600,000	1.00%	6/20/14	(38,131)
Gannet 7 yr CDS	129,000	0.88%	9/20/14	2,447
Home Depot 5 yr CDS	6,300,000	0.50%	9/20/12	219,290
Kimberly-Clark 7 yr CDS	2,600,000	0.195%	6/20/14	40,049
McDonald’s 7 yr CDS	2,600,000	0.18%	6/20/14	32,415
New York Times 7 yr CDS	129,000	0.75%	9/20/14	3,344
Newell Rubber 7 yr CDS	2,600,000	0.385%	6/20/14	50,083
Sara Lee 7 yr CDS	129,000	0.60%	9/20/14	1,062
Sysco 7 yr CDS	2,600,000	0.32%	6/20/14	(1,566)
Target 5 yr CDS	3,340,000	0.57%	12/20/12	44,112
TJX 7 yr CDS	2,600,000	0.61%	6/20/14	10,416
V.F.
5 yr CDS	1,327,500	0.40%	9/20/12	5,839
7 yr CDS	2,600,000	0.365%	6/20/14	32,162
Washington Mutual
4 yr CDS	1,815,000	0.85%	9/20/11	172,286
10 yr CDS	1,630,000	3.15%	12/20/17	(72,426)
				2,519,567
Protection Sold:
Goldman Sachs
ABX HE 06-2	3,000,000	0.17%	5/25/46	(150,000)
JPMorgan Chase Bank
ABX HE 06-2	3,000,000	0.11%	5/25/46	-
Lehman Brothers
ABX HE 07-1	7,525,000	0.09%	6/22/21	-
ABX HE 07-1	7,525,000	0.15%	7/11/17	(1,116,125)
Beazer Homes 5yr CDS	4,750,000	3.43%	6/20/12	(1,229,904)
Best Buy
5 yr CDS	1,697,500	0.61%	9/20/12	(56,029)
10 yr CDS	812,500	0.99%	9/20/17	(32,846)
Reynolds American 5 yr CDS	258,000	1.00%	9/20/12	(185)
				(2,585,089)
Total				$(65,522)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the values recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds – Delaware Diversified Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit defaulted swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact of the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,447,844,344
Aggregate unrealized appreciation	76,513,448
Aggregate unrealized depreciation	(32,298,698)
Net unrealized depreciation	$44,214,748

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the schedule of investments.

4. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the schedule of investments.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2008, the Fund entered into CDS contracts as a purchaser and a seller of protection. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of the securities on loan was $465,471,552, for which the Fund received collateral, comprised of U.S. government obligations valued at $26,316,491, and cash collateral of $451,052,044. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of net assets in high yield fixed income securities, which carry ratings of BB or lower by S & P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable municipal bonds.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware U.S. Growth Fund

January 31, 2008

	Number of
	Shares	Value
Common Stock – 99.10%²
Basic Industry/Capital Goods – 3.11%
*Praxair	325,000	$26,295,750
		26,295,750
Business Services – 18.05%
*Expeditors International Washington	600,000	28,374,000
*Mastercard Class A	111,900	23,163,300
*Paychex	525,000	17,178,000
†Research in Motion	370,000	34,735,600
Reuters Group ADR	300,000	21,756,000
United Parcel Service Class B	375,000	27,435,000
		152,641,900
Consumer Non-Durables – 12.14%
Procter & Gamble	450,000	29,677,500
*Staples	1,250,000	29,925,000
Walgreen	675,000	23,699,250
*Wal-Mart Stores	380,000	19,334,400
		102,636,150
Consumer Services – 11.93%
†eBay	925,000	24,873,250
*International Game Technology	675,000	28,802,250
*†MGM MIRAGE	360,000	26,359,200
*Weight Watchers International	490,000	20,874,000
		100,908,700
Financials – 7.96%
*CME Group	54,000	33,420,600
†IntercontinentalExchange	242,000	33,870,320
		67,290,920
Health Care – 17.07%
Allergan	500,900	33,655,471
†Genentech	550,000	38,604,500
UnitedHealth Group	840,000	42,705,600
†Zimmer Holdings	375,000	29,351,250
		144,316,821
Technology – 28.84%
†Apple	195,000	26,395,200
*†Crown Castle International	600,000	21,714,000
†Google Class A	80,000	45,144,000
*†Intuit	1,120,000	34,372,800
QUALCOMM	1,125,000	47,722,500
Seagate Technology	1,500,000	30,405,000
†Sun Microsystems	1,000,000	17,500,000
†Teradata	865,000	20,604,300
		243,857,800
Total Common Stock (cost $778,241,224)		837,948,041

	Principal
	Amount
≠Discount Note – 1.41%
Federal Home Loan Bank 2.00% 2/1/08	$11,936,663	11,936,663
Total Discount Note (cost $11,936,663)		11,936,663
Total Value of Securities Before Securities Lending Collateral – 100.51%
(cost $790,177,887)		849,884,704

	Number of
	Shares
Securities Lending Collateral** – 8.41%
Investment Companies
Mellon GSL DBT II Collateral Fund	71,136,889	71,136,889
Total Securities Lending Collateral (cost $71,136,889)		71,136,889

Total Value of Securities – 108.92%
(cost $861,314,776)	921,021,593 ©
Obligation to Return Securities Lending Collateral** – (8.41%)	(71,136,889)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.51%)	(4,340,911)
Net Assets Applicable to 58,297,329 Shares Outstanding – 100.00%	$845,543,793

†Non-income producing security for the period ended January 31, 2008.
*Fully or partially on loan.
**See Note 3 in “Notes to Financial Statements.”
©Includes $70,510,542 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds – Delaware U.S. Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of January 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At January 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$862,121,057
Aggregate unrealized appreciation	99,926,741
Aggregate unrealized depreciation	(41,026,205)
Net unrealized appreciation	$58,900,536

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $41,171,357 may be carried forward and applied against future capital gains. Such loss carryforwards expire as follows: $3,172,510 expires in 2010, $18,785,096 expires in 2011, and $19,213,751 expires in 2014.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At January 31, 2008, the market value of securities on loan was $70,510,542, for which the Fund received collateral, comprised of U.S. government obligations valued at $1,249,500, and cash collateral of $71,136,889. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of January 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Fund Merger
On August 16, 2007, the Board of Trustees for Delaware U.S. Growth Fund approved a proposal to reorganize Delaware Large Cap Growth Fund (Reorganizing Fund) with and into Delaware U.S. Growth Fund (Acquiring Fund), subject to shareholder approval by the shareholders of the Reorganizing Fund. The Board of Trustees for the Reorganizing Fund also approved the reorganization. On September 5, 2007, the Reorganizing Fund was closed to new investors. On January 25, 2008, the shareholders of the Reorganizing Fund approved the reorganization of their Fund. The reorganization took place on February 8, 2008.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: